Annual Total Returns [BarChart] - Victory Sycamore Mid Cap Value Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.46%)
Annual Return 2012	15.00%
Annual Return 2013	30.63%
Annual Return 2014	9.96%
Annual Return 2015	(8.76%)
Annual Return 2016	15.78%
Annual Return 2017	9.77%
Annual Return 2018	(9.95%)
Annual Return 2019	29.35%
Annual Return 2020	7.87%